Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,856,655)	$ (493,532)	$ (5,537,936)	$ (6,439,040)
Adjustments to reconcile loss from continuing operations to net cash used by operating activities
Amortization			0	306,756
Depreciation	5,016	6,120	24,069	19,858
Change in allowance for doubtful accounts	(19,613)	5,152	57,601	26,233
Stock-based compensation - employees, directors and advisors			768,105	547,842
Loss (gain) on warrant valuation adjustment	2,973,682	(323,223)	568,729	2,223,718
Amortization of debt issuance costs	1,473,872	0
Amortization of debt discount	37,984	55,900	431,087	225,786
Warrants issued for services			182,856	186,410
Amortization of debt discount			110,247	31,514
Stock issued for consulting services	79,000	0	8,000	43,540
Loss on conversion option of promissory note payable			0	75,422
Stock issued with convertible debenture			0	50,100
Gain on sale of property and equipment			0	(1,594)
Changes in assets - (increase)/decrease
Accounts receivable - trade	20,449	4,278	250,678	(412,578)
Inventory	(32,734)	29,074	(7,079)	(29,249)
Prepaid expenses	(110,672)	(27,554)	(2,465)	36,165
Contract assets	(55,700)	0
Other	(3,336)	(55)	(131)	(2,689)
Changes in liabilities - increase/(decrease)
Accounts payable	(553,763)	320,377	783,559	203,698
Accrued expenses	(64,744)	171,741	298,512	15,714
Accrued employee compensation	68,822	0	(63,180)	(176,682)
Contract liabilties	109,214	0
Accrued interest	80,613	0	21,896	0
Interest payable, related parties	0	136,838	576,481	(130,377)
NET CASH USED BY OPERATING ACTIVITIES	(1,848,565)	(114,884)	(1,528,971)	(3,199,453)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of property and equipment			0	1,594
Purchases of property and equipment	(7,720)	0	0	(10,364)
NET CASH USED BY INVESTING ACTIVITIES	(7,720)	0	0	(8,770)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible promissory notes, net	1,159,785	0	1,384,231	106,000
Proceeds from note payable, product	96,708	0
Proceeds from line of credit, related party	5,550	0	370,000	0
Advances from related parties	12,000	0	270,000	0
Proceeds from warrant exercise			93,066	67,466
Proceeds from 2016 Public Offering, net			0	1,596,855
Proceeds from 2016 Private Offering, net			0	1,528,200
Proceeds from convertible debenture, net			0	175,000
Proceeds from short term loan			0	100,000
Payment of convertible promissory notes			0	(155,750)
Payment of convertible debenture			0	(210,000)
Payments on note payable, product	(2,650)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,279,371	77,066	2,117,298	3,207,771
EFFECT OF EXCHANGE RATES ON CASH	935	1,785	8,286	(18,907)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(575,979)	(36,033)	596,613	(19,359)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	730,184	133,571	133,571	152,930
CASH AND CASH EQUIVALENTS, END OF PERIOD	154,205	97,538	730,184	133,571
SUPPLEMENTAL INFORMATION
Cash paid for interest, related parties	151,227	0	0	630,549
Cash paid for note payable, product	2,650	0
NONCASH INVESTING ACTIVITIES
Stock issued with convertible debenture			0	50,100
Stock issued for services	79,000	0	8,000	43,540
Loss on warrant conversion to stock			0	888,418
Cashless exercise of warrants	118,838	56,740
Advances from related and unrelated parties converted to Convertible promissory notes	310,000	0
Accounts payable converted to Convertible promissory notes	120,000	0
Beneficial conversion feature on 10% convertible promissory notes	709,827	0
Beneficial conversion feature on convertible promissory notes	35,396	0	0	124,900
Beneficial conversion feature on convertible debenture	35,396	0	0	124,900
Beneficial conversion feature on convertible debt	745,223	0	820,681	191,231
Warrants issued with 10% convertible promissory notes	808,458	0	620,748	0
Warrants issued with convertible promissory note	36,104	0	0	58,400
Warrants issued for debt	$ 844,562	$ 0	$ 620,748	$ 58,400